Shareholder Report, Holdings (Details)	Mar. 31, 2025
Class I | U S Government Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.23%
Class I | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Class I | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Class I | S P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Class I | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Class I | Cardinal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class I | Aon Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class I | Verizon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Class I | Exelom Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Class I | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	13.19%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.39%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Class I | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.05%
Class I | Put Option [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Class I | U S Govt Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Class N | U S Government Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.23%
Class N | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Class N | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Class N | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Class N | S P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Class N | Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Class N | Cardinal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class N | Aon Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class N | Verizon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Class N | Exelon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Class N | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Class N | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Class N | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	13.19%
Class N | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Class N | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.39%
Class N | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Class N | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Class N | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Class N | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.05%
Class N | Put Option [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Class N | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Class N | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
Class N | U S Govt Obligs [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Class R | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Class R | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Class R | Cardinal Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class R | Aon Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Class R | Verizon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Class R | U S Government Teasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.23%
Class R | Almos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Class R | S P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Class R | The Kroger Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Class R | Exelon [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	13.19%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.39%
Class R | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	4.53%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.05%
Class R | Put Option [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Class R | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
Class R | Financails [Member]
Holdings [Line Items]
Percent of Total Investments	10.24%
Class R | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Class R | U S Govt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%